Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Safo [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	$ 53
Purchase of securities
Net changes at fair value recognized through profit or loss	(43)
Sale of securities
Realized gain (loss)
Currency translation
transfer from level 3 to level 1
Transfer from equity method to level 1
Ending Balance as of December	10
A.I Ssystems Ltd [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Purchase of securities	75
Net changes at fair value recognized through profit or loss
Sale of securities	(103)
Realized gain (loss)	28
Currency translation
transfer from level 3 to level 1
Transfer from equity method to level 1
Ending Balance as of December
Tondo [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	429
Initial recognition at fair value upon dilution of equity investment
Purchase of securities		472
Net changes at fair value recognized through profit or loss	(26)	(1)
Sale of securities	(344)	(42)
Realized gain (loss)	67
Currency translation	(29)
transfer from level 3 to level 1
Transfer from equity method to level 1
Ending Balance as of December	97	429
Bubbles [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Purchase of securities	306
Net changes at fair value recognized through profit or loss	(148)
Realized gain (loss)
Currency translation	(7)
transfer from level 3 to level 1
Transfer from equity method to level 1
Ending Balance as of December	151
SciSparc ltd [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	911
Initial recognition at fair value upon dilution of equity investment
Purchase of securities	32	825
Net changes at fair value recognized through profit or loss	(15)	86
Sale of securities	(46)
Realized gain (loss)	(223)
Currency translation
transfer from level 3 to level 1
Transfer from equity method to level 1
Ending Balance as of December	659	911
Maris [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Purchase of securities	75
Net changes at fair value recognized through profit or loss	(238)
Sale of securities
Realized gain (loss)
Currency translation
transfer from level 3 to level 1	247
Transfer from equity method to level 1
Ending Balance as of December	84
Automax Bonds [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Purchase of securities	69
Net changes at fair value recognized through profit or loss
Sale of securities	(60)
Realized gain (loss)	1
Currency translation	(1)
transfer from level 3 to level 1
Transfer from equity method to level 1
Ending Balance as of December	9
ClearMind Investment [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Purchase of securities	1,512
Net changes at fair value recognized through profit or loss	(1,207)
Sale of securities
Realized gain (loss)
Currency translation	(2)
transfer from level 3 to level 1	291
Transfer from equity method to level 1
Ending Balance as of December	594
Elbit [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Purchase of securities
Net changes at fair value recognized through profit or loss	(217)
Sale of securities
Realized gain (loss)
Currency translation
transfer from level 3 to level 1
Transfer from equity method to level 1	830
Ending Balance as of December	613
Automax [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	1,676
Initial recognition at fair value upon dilution of equity investment		1,553
Purchase of securities	214	279
Net changes at fair value recognized through profit or loss	(578)	(156)
Sale of securities
Realized gain (loss)
Currency translation	(198)
transfer from level 3 to level 1
Transfer from equity method to level 1
Ending Balance as of December	1,114	1,676
Total Financial Instrument [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	3,069
Purchase of securities	2,283
Net changes at fair value recognized through profit or loss	(2,472)
Sale of securities	(553)
Realized gain (loss)	(127)
Currency translation	(237)
transfer from level 3 to level 1	538
Transfer from equity method to level 1	830
Ending Balance as of December	3,331
Maris One [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		303
Initial recognition of financial asset	25
Net changes at fair value recognized through profit or loss	(68)
transfer to equity investment treatment
transfer from level 3 to level 1	(247)
Ending Balance as of December	13
Polyrizon warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		516
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss	(117)
transfer to equity investment treatment
Currency translation
transfer from level 3 to level 1
Ending Balance as of December	399
Laminera [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		126
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss	507
transfer to equity investment treatment	(633)
Currency translation
transfer from level 3 to level 1
Gix Internet Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		469
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss	(427)
transfer to equity investment treatment
Currency translation	(42)
transfer from level 3 to level 1
SAFO Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		34
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss	(34)
transfer to equity investment treatment
Currency translation
transfer from level 3 to level 1
Safee [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		400
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss
transfer to equity investment treatment
Currency translation
transfer from level 3 to level 1
Ending Balance as of December	400
Total Financial Instrument One [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		1,848
Initial recognition of financial asset	1,496
Net changes at fair value recognized through profit or loss	(72)
transfer to equity investment treatment	(633)
Currency translation	(63)
transfer from level 3 to level 1	(538)
Ending Balance as of December	2,038
ClearMind Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Initial recognition of financial asset	197
Net changes at fair value recognized through profit or loss	(200)
transfer to equity investment treatment
Currency translation	(1)
transfer from level 3 to level 1	8
Ending Balance as of December	4
ClearMind anti-dilution Protection [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Initial recognition of financial asset	40
Net changes at fair value recognized through profit or loss	279
transfer to equity investment treatment
Currency translation	(20)
transfer from level 3 to level 1	(299)
Parazero -SAFE [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Initial recognition of financial asset	520
Net changes at fair value recognized through profit or loss
transfer to equity investment treatment
Currency translation
transfer from level 3 to level 1
Ending Balance as of December	520
Polyrizon -SAFE [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Initial recognition of financial asset	314
Net changes at fair value recognized through profit or loss	(12)
transfer to equity investment treatment
Currency translation
transfer from level 3 to level 1
Ending Balance as of December	302
Colugo [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Initial recognition of financial asset	400
transfer to equity investment treatment
Currency translation
transfer from level 3 to level 1
Ending Balance as of December	$ 400
Investment in SAFO [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		113
Initial recognition at fair value upon dilution of equity investment
Purchase of securities
Net changes at fair value recognized through profit or loss		(60)
Sale of securities
Ending Balance as of December		53
Total Financial Instrument Two [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		113
Initial recognition at fair value upon dilution of equity investment		1,553
Purchase of securities		1,576
Net changes at fair value recognized through profit or loss		(131)
Sale of securities		(42)
Ending Balance as of December		3,069
Gix Media' shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		2,438
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss		373
Exercise of Conversion Right (note 4F)		(2,811)
Ending Balance as of December
Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		14
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss		(14)
Exercise of Conversion Right (note 4F)
Ending Balance as of December
ScoutCam warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)		97
Exercise of warrants (note 4C)		(51)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss		(46)
Exercise of Conversion Right (note 4F)
Ending Balance as of December
Maris investment and warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset		240
Net changes at fair value recognized through profit or loss		63
Exercise of Conversion Right (note 4F)
Ending Balance as of December		303
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		1,393
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss		213
Exercise of Conversion Right (note 4F)		(1,606)
Ending Balance as of December
Polyrizon warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss		516
Exercise of Conversion Right (note 4F)
Ending Balance as of December		516
Laminera [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset		126
Net changes at fair value recognized through profit or loss
Exercise of Conversion Right (note 4F)
Ending Balance as of December		126
Gix Internet Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		473
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss		(4)
Exercise of Conversion Right (note 4F)
Ending Balance as of December		469
SAFO Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		98
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss		(64)
Exercise of Conversion Right (note 4F)
Ending Balance as of December		34
Total Financial Instrument Three [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		4,416
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)		97
Exercise of warrants (note 4C)		(51)
Initial recognition of financial asset		366
Purchase of securities		400
Net changes at fair value recognized through profit or loss		1,037
Exercise of Conversion Right (note 4F)		(4,417)
Ending Balance as of December		1,848
Safee Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (note 4C)
Exercise of warrants (note 4C)
Initial recognition of financial asset
Purchase of securities		400
Exercise of Conversion Right (note 4F)
Ending Balance as of December		$ 400